Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

The components of income (loss) before income taxes are as follows:
	Year Ended December 31,
	2014	2013
Domestic	$(1,996,387)	$(3,879,447)
Foreign	444,879	196,862
Total	$(1,551,508)	$(3,682,585)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the effective rate reflected in the provision for income taxes on loss before taxes and the amounts determined by applying the applicable statutory U.S. tax rate are analyzed below:

	Year Ended December 31,
	2014	2013
United States federal income tax rate	34.00%	34.00%
State taxes, net of federal benefit	6.27%	5.28%
Permanent differences	50.55%	(4.58)%
Change in valuation allowance	(84.54)%	(31.36)%
Expiration of state net operating loss carryforward	(16.20)%	(7.20)%
Research and development credits	0%	5.05%
Change in State Rate	12.52%	0%
Other	(2.60)%	(1.19)%
Effective tax rate	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s deferred tax assets consist of the following:

	2014	2013
Net operating loss carryforwards	$15,491,353	$14,174,494
Research and development credit carryforwards	1,190,024	1,190,023
Capitalized research and development	4,823,160	5,590,524
Nonqualified stock option	100,712	98,236
Warrants issued for services	587	383
Depreciation and amortization	0	594
Start-up costs/organization costs	26,938	26,276
Cash versus accrual adjustments	1,979,847	1,220,390
Total deferred tax assets	23,612,621	22,300,920
Valuation allowance	(23,612,621)	(22,300,920)
Net deferred tax asset	$—	$—